Alger Weatherbie Specialized Growth Fund Expense Example - Class A C Shares [Member] - Alger Weatherbie Specialized Growth Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 650
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	2,010
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	$ 2,410